Note 22 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of the components of cash and cash equivalents [text block]
	2021	2020

Bank balances	17,152	19,092
Cash and cash equivalents	17,152	19,092
Bank overdrafts used for cash management purposes	(887)	–
Net cash and cash equivalents at year end	16,265	19,092

Summary quantitative data about entity's exposure to risk [text block]
		Interest rate
Overdraft facilities
Stanbic Bank - RTGS$ denomination	112,000,000	32%
Stanbic Bank - USD denomination	1,000,000	10%